EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN

NOTE 12 –EMPLOYEE BENEFIT PLAN

We offer the VRME Retirement Savings Plan (the “Plan”) to our employees located in the United States of America. Eligible employees can elect to participate in the Plan, as soon as administratively feasible after enrollment. The Plan permits pre-tax contributions to the Plan by participants pursuant to Section 401(k) of the Internal Revenue Code (IRC). The Company makes the matching contributions at our discretion. In the years ended December 31, 2025, and December 31, 2024, the Company contributed a value of approximately $148 thousand and $172 thousand respectively and is recognized as compensation expense in the Consolidated Statements of Operations for matching contributions to the Plan.